Intangible Assets and Goodwill (Details) - USD ($)		9 Months Ended	12 Months Ended
	Apr. 13, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2008
Successor [Member]
Intangible asset, net [Abstract]
Cleco Katrina/Rita right to bill and collect storm recovery charges		$ 70,594,000	$ 70,594,000
Power supply agreements		86,726,000	86,726,000
Trade name		5,100,000	5,100,000
Gross carrying amount		162,420,000	162,420,000
Accumulated amortization		(19,786,000)	(19,786,000)
Net intangible assets subject to amortization		142,634,000	142,634,000
Expected amortization expense [Abstract]
For the year ending Dec. 31, 2017		28,704,000	28,704,000
For the year ending Dec. 31, 2018		29,564,000	29,564,000
For the year ending Dec. 31, 2019		31,087,000	31,087,000
For the year ending Dec. 31, 2020		9,935,000	9,935,000
For the year ending Dec. 31, 2021		9,935,000	9,935,000
Thereafter		33,409,000	33,409,000
Goodwill	$ 1,490,797,000	1,490,797,000	1,490,797,000
Predecessor [Member]
Intangible asset, net [Abstract]
Cleco Katrina/Rita right to bill and collect storm recovery charges				$ 177,537,000
Power supply agreements				0
Trade name				0
Gross carrying amount				177,537,000
Accumulated amortization				(102,574,000)
Net intangible assets subject to amortization				74,963,000
Expected amortization expense [Abstract]
Goodwill				0
Transmission Service Agreement [Member] | Successor [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Residual value of intangible asset	$ 0
Amortization expense		7,500,000
Trade Names [Member] | Successor [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset expected useful life (in years)	20 years
Residual value of intangible asset	$ 0
Amortization expense		200,000
Minimum [Member] | Transmission Service Agreement [Member] | Successor [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset expected useful life (in years)	2 years
Maximum [Member] | Transmission Service Agreement [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset expected useful life (in years)	19 years
Cleco Power [Member]
Intangible asset, net [Abstract]
Cleco Katrina/Rita right to bill and collect storm recovery charges		177,537,000	177,537,000	177,537,000
Accumulated amortization		(119,064,000)	(119,064,000)	(102,574,000)
Net intangible assets subject to amortization		58,473,000	58,473,000	74,963,000
Expected amortization expense [Abstract]
For the year ending Dec. 31, 2017		18,009,000	18,009,000
For the year ending Dec. 31, 2018		19,312,000	19,312,000
For the year ending Dec. 31, 2019		$ 21,152,000	21,152,000
Other Subsidiaries [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization expense			$ 16,500,000	$ 15,700,000	$ 15,400,000
Other Subsidiaries [Member] | Right to bill and collect storm recovery charges from customers [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible asset						$ 177,500,000
Residual value of intangible asset						0
Intangible asset, net [Abstract]
Accumulated amortization	$ 0
Other Subsidiaries [Member] | Contractual Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible asset						176,000,000
Other Subsidiaries [Member] | Financing costs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible asset						$ 1,500,000
Other Subsidiaries [Member] | Minimum [Member] | Right to bill and collect storm recovery charges from customers [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset expected useful life (in years)						12 years
Other Subsidiaries [Member] | Maximum [Member] | Right to bill and collect storm recovery charges from customers [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset expected useful life (in years)						15 years